1933 Act File No. 33-47641
                                                     1940 Act File No. 811-6650


                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       Post-Effective Amendment No. 16             [X]

                                       And

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                     OF 1940

                              AMENDMENT No. 15                     [X]

                         LORD ABBETT RESEARCH FUND, INC.
                Exact Name of Registrant as Specified in Charter

                     767 Fifth Avenue, New York, N.Y. 10153
                      Address of Principal Executive Office

                  Registrant's Telephone Number (212) 848-1800

                   Thomas F. Konop, Vice President & Secretary
                     767 Fifth Avenue, New York, N.Y. 10153
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

   X         immediately on filing pursuant to paragraph (b) of Rule 485
---------

---------    on (date) pursuant to paragraph (b) of Rule 485

---------    60 days after filing pursuant to paragraph (a) (1) of Rule 485

---------    on (date)  pursuant to paragraph (a) (1) of Rule 485

---------    75 days after filing pursuant to paragraph (a) (2) of Rule 485

---------    on (date) pursuant to paragraph (a) (3) of Rule 485

If appropriate, check the following box:

_________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         LORD ABBETT RESEARCH FUND, INC.
                                    FORM N-1A
                              Cross Reference Sheet
                         Post-Effective Amendment No. 16
                             Pursuant to Rule 481(a)

This Post-Effective Amendment No. 16 (the "Amendment") to the Registrant's Registration Statement relates only to Lord Abbett Research Fund - Large-Cap Series and Small-Cap Series.

The other series and classes of shares of the Registrant are listed below and are offered by the Prospectus and Statement of Additional Information in Parts A and B, respectively, of the Post-Effective Amendments to the Registrant's Registration Statement as identified. The following are separate series and/or classes of shares of the Registrant. This Amendment does not relate to, amend or otherwise affect the Prospectus and Statement of Additional Information contained in the prior Post-Effective Amendments listed below, and pursuant to Rule 485(d) under the Securities Act of 1933, does not affect the effectiveness of such Post-Effective Amendments.

                                 Post-Effective
                                  Amendment No.
Small-Cap Series -   Class Y             13
Mid-Cap Series -   Class A               14
Small-Cap Series; Large-Cap Series       15


Form N-1A         Location In Prospectus or
Item No.          Statement of Additional Information

1                 Cover Page
2                 Fee Table
3 (a)             Financial Highlights; Performance
3 (b)             N/A
4 (a) (i)         Cover Page
4 (a) (ii)        Investment Objective; How We Invest
4 (b) (c)         How We Invest
5 (a) (b) (c)     Our Management; Back Cover Page
5 (d)             N/A
5 (e)             Back Cover Page
5 (f)             Our Management
5 (g)             N/A
5  A              Performance
6 (a)             Cover Page
6 (b) (c) (d)     N/A
6 (e)             Cover Page
6 (f) (g)         Dividends, Capital Gains
                  Distributions and Taxes
7 (a)             Back Cover Page
7 (b) (c) (d)
  (e) (f)         Purchases
8 (a) (b) (c)
  (d)             Redemptions
9                 N/A
10                Cover Page
11                Cover Page - Table of Contents
12                N/A
13(a)(b)(c)(d)    Investment Objective and Policies

Form N-1A         Location In Prospectus or
Item No.          Statement of Additional Information

14                Trustees and Officers
15 (a) (b)        N/A
15 (c)            Trustees and Officers
16 (a) (i)                 Investment Advisory and Other Services
16 (a) (ii)       Trustees and Officers
16 (a) (iii)      Investment Advisory and Other Services
16 (b)            Investment Advisory and Other Services
16 (c) (d) (e)
   (g)            N/A
16 (f)            Purchases, Redemptions
                  and Shareholder Services
16 (h)            Investment Advisory and Other Services
16 (i)            N/A
17 (a)            Portfolio Transactions
17 (b)            N/A
17 (c)            Portfolio Transactions
17 (d)            Portfolio Transactions
17 (e)            N/A
18 (a)            Cover Page
18 (b)            N/A
19 (a) (b)        Purchases, Redemptions
                  and Shareholder Services; Notes
                  to Financial Statements
19 (c)            N/A
20                Taxes
21 (a)            Purchases, Redemptions
                  and Shareholder Services
21 (b) (c)        N/A
22 (a)            N/A
22 (b)            Past Performance
23                Financial Statements; Supplementary
                  Financial Information

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits


                  (b)  Exhibits -

                  99.B11   Consent of Deloitte & Touche*

        *         Filed herewith.




Item 25. Person Controlled by or Under Common Control with Registrant

                           None.

 Item 26.         Number of Record Holders of Securities
                 As of March 27, 1998:

                 Large-Cap -        4,412   (Class A)
                                    2,293   (Class B)
                                       522  (Class C)

                 Small-Cap -        23,798  (Class A)
                                    17,262  (Class B)
                                      4,520 (Class C)


 Item 27.         Indemnification

                 Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-727 of the New York Business Corporation Law.

                The general  effect of these  statutes  is to protect  officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-Laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, makes the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

                In referring in its By-Laws to, and making indemnification of directors subject to the conditions and limitations of, both
                Section 2-418 of the Maryland Law and Section 17(h) of the Investment Company Act of 1940, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said
                Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-Laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expense incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser

                Lord, Abbett & Co. acts as investment advisor for twelve, other open-end investment companies (of which it is principal underwriter for thirteen), and as investment adviser to approximately 6,220 private accounts as of December 31, 1997. Other than acting as directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee of any entity except as follows:

                           John J. Walsh
                           Trustee
                           The Brooklyn Hospital Center
                           100 Parkside Avenue
                           Brooklyn, N.Y.

Item 29. Principal Underwriter

         (a)     Lord Abbett Affiliated Fund, Inc.
                 Lord Abbett Bond-Debenture Fund, Inc.
                 Lord Abbett Mid-Cap Value Fund, Inc.
                 Lord Abbett Developing Growth Fund, Inc.
                 Lord Abbett Tax-Free Income Fund, Inc.
                 Lord Abbett Global Fund, Inc.
                 Lord Abbett U. S. Government Securities Money Market Fund, Inc. Lord Abbett Series Fund, Inc.
                 Lord Abbett Equity Fund
                 Lord Abbett Tax-Free Income Trust
                 Lord Abbett Securities Trust
                 Lord Abbett Investment Trust

                Investment Advisor
                American Skandia Trust (Lord Abbett Growth and Income Portfolio)

                (b) The partners of Lord, Abbett & Co. are:

                Name and Principal          Positions and Offices
                Business Address (1)        with Registrant

                Robert S. Dow               Chairman and President
                Paul A. Hilstad             Vice President & Secretary
                Stephen I. Allen            Vice President
                Zane E. Brown               Vice President
                Daniel E. Carper            Vice President
                Daria L. Foster             Vice President
                Robert G. Morris            Vice President
                Robert J. Noelke            Vice President
                E. Wayne Nordberg           Vice President
                John J. Walsh               Vice President

     The other general partners of Lord, Abbett & Co. who are neither officers nor directors of the Registrant are W. Thomas Hudson and Michael McLaughlin.

          (1)Each of the above has a principal business address 767 Fifth Avenue, New York, NY 10153

             (c)  Not applicable

Item 30. Location of Accounts and Records

               Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

               Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

               Certain records such as canceled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 31. Management Services

               None

Item 32. Undertakings

             The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

             The registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement and/or any amendment thereto to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of March 1998.



                                          LORD ABBETT RESEARCH FUND, INC.


                                       By s/Robert S. Dow
                                          ---------------------------------
                                           Robert S. Dow,
                                           Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                   Chairman, President
s/Robert S. Dow                    and Director                 April 16, 1998
-------------------------     --------------------------    --------------------
Robert S. Dow                          (Title)                            (Date)


                                   Vice President and
s/Keith F. O'Connor                Chief Financial Officer       April 16, 1998
-------------------------     --------------------------    --------------------
Keith F. O'Connor                      (Title)                            (Date)


s/E. Wayne Nordberg                Director                      April 16, 1998
-------------------------     --------------------------    --------------------
E. Wayne Nordberg                      (Title)                            (Date)


s/Stewart S. Dixon                 Director                      April 16, 1998
-------------------------     --------------------------    --------------------
Stewart S. Dixon                      (Title)                             (Date)


s/John C. Jansing                  Director                     April 16, 1998
-------------------------     --------------------------    --------------------
John C. Jansing                       (Title)                             (Date)


s/C. Alan MacDonald                Director                    April 16, 1998
-------------------------     --------------------------    --------------------
C. Alan MacDonald                     (Title)                             (Date)


s/Hansel B. Millican               Director                      April 16, 1998
-------------------------     --------------------------    --------------------
Hansel B. Millican, Jr.               (Title)                             (Date)


s/Thomas J. Neff                   Director                      April 16, 1998
-------------------------     --------------------------    --------------------
Thomas J. Neff                        (Title)                             (Date)


s/E. Thayer Bigelow                Director                    April 16, 1998
-------------------------     --------------------------    --------------------
E. Thayer Bigelow                     (Title)                             (Date)